United States
Securities and Exchange Commission
"Washington, D.C.  20549"

FORM 13F

FORM 13F COVER PAGE

"Report for the Calendar Year or Quarter Ended:  March 31, 2000"

Check here if Amendment [  ];		Amendment Number:
This Amendment (Check ony one.)		[  ] is a restatement.
						[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		"RREEF America, LLC"
Address:	875 N. Michigan Ave.
		41st Floor
		"Chicago, IL  60611-1901"

13F File Number:  28-04760

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to "submit it, that all information contained herein is true, correct and complete, and "that it is understood that all required items, statements, schedules, lists, and "tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Kim G. Redding
Title:		President
Phone:	312-266-9300

"Signature, Place and Date of Signing:"

	Kim G. Redding		"Chicago, IL"		15-May-00

Report Type (Check only one):

	[X] 13F HOLDINGS REPORT.

	[  ] 13F NOTICE.

	[  ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13f Information Table Entry Total:		39

Form 13f Information Table Value Total:		1455031

List of Other Included Managers:

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMB CORP.                      COM              00163T109    34024  1582519 SH       SOLE                  1582519           1582519
APARTMENT INVT & MGMT CL A     COM              03748R101    55586  1455597 SH       SOLE                  1455597           1455597
ARCHSTONE COMMUNITIES TR       COM              039581103    38526  1932333 SH       SOLE                  1932333           1932333
ARDEN REALTY GROUP INC.        COM              039793104    48406  2318840 SH       SOLE                  2318840           2318840
AVALON BAY COMMUNITIES         COM              053484101    71348  1948061 SH       SOLE                  1948061           1948061
BURNHAM PAC PPTYS INC COM      COM              12232C108     2081   294700 SH       SOLE                   294700            294700
CAMDEN PPTY TR SH BEN INT      COM              133131102    37757  1395183 SH       SOLE                  1395183           1395183
CARR RLTY CORP COM             COM              144418100    75816  3567800 SH       SOLE                  3567800           3567800
CENTERPOINT PPTYS CORP COM     COM              151895109     2915    80000 SH       SOLE                    80000             80000
CHELSEA GCA REALTY INC COM     COM              163262108    15962   550400 SH       SOLE                   550400            550400
CORNERSTONE PROPERTIES, INC    COM              21922H103    20707  1187500 SH       SOLE                  1187500           1187500
CRESCENT REAL ESTATE COM       COM              225756105     1502    85813 SH       SOLE                    85813             85813
DEVELOPERS DIVERS RLTY COM     COM              251591103    45618  3287794 SH       SOLE                  3287794           3287794
DUKE REALTY INVT INC COM NEW   COM              264411505    55224  2887522 SH       SOLE                  2887522           2887522
EQUITY OFFICE PROPERTIES TRUST COM              294741103    56105  2233017 SH       SOLE                  2233017           2233017
EQUITY RESIDENT PPTYS SH BEN I COM              29476L107    29327   729762 SH       SOLE                   729762            729762
ESSEX PPTY TR INC COM          COM              297178105    30760   854450 SH       SOLE                   854450            854450
FEDERAL REALTY INVT TR SH BEN  COM              313747206    52298  2708000 SH       SOLE                  2708000           2708000
GENERAL GROWTH PPTYS COM       COM              370021107    55148  1811860 SH       SOLE                  1811860           1811860
HIGHWOODS PPTYS INC COM        COM              431284108    77221  3612670 SH       SOLE                  3612670           3612670
JDN RLTY CORP COM              COM              465917102    14269  1375300 SH       SOLE                  1375300           1375300
KILROY REALTY CORP             COM              49427F108     1071    50850 SH       SOLE                    50850             50850
KIMCO REALTY CORP COM          COM              49446R109    19976   532700 SH       SOLE                   532700            532700
KRANZCO RLTY TR COM SH BEN INT COM              50076E103     3298   376900 SH       SOLE                   376900            376900
LIBERTY PPTY TR SH BEN INT     COM              531172104    54360  2270900 SH       SOLE                  2270900           2270900
MACK CALI REALTY CORP COM      COM              554489104    65627  2573590 SH       SOLE                  2573590           2573590
MERISTAR HOSPITALITY CORP.     COM              58984Y103    41430  2375925 SH       SOLE                  2375925           2375925
PACIFIC GULF PPTYS INC COM     COM              694396102      532    27100 SH       SOLE                    27100             27100
POST PPTYS INC COM             COM              737464107    55257  1370713 SH       SOLE                  1370713           1370713
PROLOGIS TR                    COM              743410102    20147  1046610 SH       SOLE                  1046610           1046610
PUBLIC STORAGE INC COM         COM              74460D109    39304  1871638 SH       SOLE                  1871638           1871638
ROUSE CO COM                   COM              779273101    26172  1238900 SH       SOLE                  1238900           1238900
SECURITY CAP US REALTY - ADR   COM              814136206    29207  1770144 SH       SOLE                  1770144           1770144
SIMON PROPERTY GROUP, INC.     COM              828806109    73480  3151940 SH       SOLE                  3151940           3151940
SPIEKER PPTYS INC COM          COM              848497103    61966  1392500 SH       SOLE                  1392500           1392500
STARWOOD HOTELS & RESORTS WORL COM              85590A203    57781  2243918 SH       SOLE                  2243918           2243918
TRIZEC HAHN CORPORATION        COM              896938107    63653  4243520 SH       SOLE                  4243520           4243520
URBAN SHOPPING CTRS COM        COM              917060105    12631   434600 SH       SOLE                   434600            434600
WYNDHAM INTERNATIONAL          COM              983101106     8541  4555102 SH       SOLE                  4555102           4555102